Unaudited Condensed Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Non-current assets
Property and equipment	¥ 281,968	¥ 178,179
Right-of-use assets	72,951	73,564
Intangible assets	19,544	21,664
Goodwill	44,758	44,758
Restricted cash-non-current	12,142	9,669
Deferred tax assets	498	997
Financial assets at FVTPL-non-current	58,151	56,919
Other non-current assets	20,684	20,025
Total non-current assets	510,696	405,775
Current assets
Inventories	289,929	204,705
Contract assets	35,336	28,005
Trade receivables	241,372	252,607
Prepayments and other receivables	191,127	197,652
Prepayments to and amounts due from related parties	50,917	26,618
Financial assets at FVTPL-current	1,735,333	1,685,146
Time deposits	251,733	620,148
Cash and cash equivalents	3,836,137	4,268,300
Restricted cash-current	3,273	4,814
Subscription receivables		0
Total current assets	6,635,157	7,287,995
Total assets	7,145,853	7,693,770
EQUITY
Share premium	12,800,243	12,750,598
Reserves	3,086,316	2,946,715
Accumulated losses	(9,422,869)	(8,631,352)
Treasury shares		0
Total equity	6,463,756	7,066,019
Non-current liabilities
Lease liabilities-non-current	21,198	26,059
Put option liabilities- non-current		0
Long-term bank loan	47,534	50,040
Deferred tax liabilities	3,988	4,486
Other non-current liabilities	8,097	4,677
Total non-current liabilities	80,817	85,262
Current liabilities
Short-term bank loans	102,275	30,019
Trade payables	47,117	20,713
Preferred shares and other financial instruments subject to redemption and other preferential rights		0
Other payables, deposits received and accrued expenses	330,848	397,755
Contract liabilities	30,574	4,476
Lease liabilities-current	34,386	36,900
Amounts due to related parties	14,656	9,450
Put option liabilities-current	41,424	41,099
Income taxes payable		2,077
Total current liabilities	601,280	542,489
Net current assets	6,033,877	6,745,506
Total liabilities	682,097	627,751
Total equity and liabilities	7,145,853	7,693,770
Class A ordinary shares [member]
EQUITY
Ordinary shares	62	54
Class B ordinary shares [member]
EQUITY
Ordinary shares	¥ 4	4
Ordinary shares [member]
EQUITY
Ordinary shares		0
Series Seed-1 Preferred Shares [member]
EQUITY
Series Seed		0
Series Seed-2 Preferred Shares [member]
EQUITY
Series Seed		0
Series A Preferred Shares [member]
EQUITY
Series Seed		¥ 0